Share-Based Payment Arrangements - Information on Restricted Share Plan And Share Units (Details) - shares shares in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			3,419	5,569	7,791
Awards granted (in shares)		8,901	84	0	0
Award vested (in shares)			(1,750)	(1,889)	(1,948)
Award forfeited (in shares)			(588)	(261)	(274)
Ending balance (in shares)			1,165	3,419	5,569
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)			1,696	3,614	0
Awards granted (in shares)	3,674		0	28	3,910
Award vested (in shares)			(733)	(1,771)	(259)
Award forfeited (in shares)			(468)	(175)	(37)
Ending balance (in shares)			495	1,696	3,614